BALANCE SHEETS - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash	$ 8,745	$ 123,757		$ 267,481
Prepaid expenses		6,982		2,000
Total Current Assets	8,745	130,739		269,481
OTHER ASSETS:
Intangible Assets (Net of Amortization)	2,185,390	2,242,734
Goodwill	345,711	345,711
Total Fixed Assets	2,531,101	2,588,445
TOTAL ASSETS	2,539,846	2,719,184		269,481
CURRENT LIABILITIES:
Accounts Payable and accrued expenses	381,289	293,633		650
Loan Payable	8,000
Related Party Loan	10,000	10,000
Accrued Payroll	562,112	499,612		322,950
Total Current Liabilities	961,401	803,245		323,600
STOCKHOLDERS' EQUITY
Preferred stock; $0.001 par value; 10,000,000 shares authorized; 0 shares issued and outstanding
Common stock, $0.0001 par value; 300,000,000 shares authorized; shares issued and 87,160,000 and 87,210,000 and 87,210,000 shares issued and outstanding at June 30, 2016 and 2015 and September 30, 2016, respectively	8,721	8,716		8,721
Additional paid in capital	2,925,403	2,911,560		514,485
Prepaid services paid for with common stock				(4,911)
Accumulated deficit	(1,355,679)	(1,004,337)		(572,414)
Total Stockholders' Equity	1,578,445	1,915,939		(54,119)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,539,846	$ 2,719,184		$ 269,481
LAT PARMA LLC
CURRENT ASSETS:
Cash			$ 5,347		$ 18,154
Loans to Partners			648		648
Total Current Assets			5,995		18,802
OTHER ASSETS:
TOTAL ASSETS			5,995		18,802
CURRENT LIABILITIES:
Related Party Loan			10,000		5,000
Total Current Liabilities			10,000		5,000
STOCKHOLDERS' EQUITY
Partner Capital Accounts			(4,005)		13,802
Total Stockholders' Equity			(4,005)		13,802
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY			$ 5,995		$ 18,802